Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings per Share [abstract]
Earnings per Share

22.    Earnings per Share

	Years ended December 31,
Basic	2020	2019
Net income for the year	$21,553	$23,796
Weighted average number of shares (000's)	174,993	160,193
Earnings per share - basic	$0.12	$0.15

	Years ended December 31,
Diluted	2020	2019
Net income for the year	$21,553	$23,796

Weighted average number of shares (000's)	174,993	160,193
Incremental shares from dilutive potential shares	11,080	4,332
Weighted average diluted number of shares (000's)	186,073	164,525
Earnings per share - diluted	$0.12	$0.14

As at December 31, 2020, there were 7,551 out of the money options that were excluded from the diluted earnings per share calculation as their effect would have been anti-dilutive (December 31, 2019 – 1,784,029).